Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) customer segment	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer
Segment Information (Details) [Line Items]
Number of reportable segments | segment	2
Revenues earned | $	$ 280,678	$ 259,171	$ 213,243
Number of customers over 10% of total revenues		0
Bitcoin Mining [Member]
Segment Information (Details) [Line Items]
Number of customers over 10% of total revenues	0		0
Bitcoin Mining [Member] | Accounts Receivable [Member]
Segment Information (Details) [Line Items]
Number of customers	5	5
Bitcoin Mining [Member] | Customer Concentration Risk | Accounts Receivable [Member]
Segment Information (Details) [Line Items]
Concentration risk, percentage	80.00%	70.00%
Engineering [Member]
Segment Information (Details) [Line Items]
Revenues earned | $		$ 29,700
Number of customers		1
Engineering [Member] | Customer Concentration Risk | Revenue Benchmark [Member]
Segment Information (Details) [Line Items]
Concentration risk, percentage		11.40%
Other revenue [Member]
Segment Information (Details) [Line Items]
Revenues earned | $	$ 27,379	$ 36,959	$ 24,643